Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Reconciliation from Reportable Segment Income

The following tables present a summary of each reportable segment’s revenue and income from continuing operations—excluding the e-bicycle sales segment, which is disclosed as a discontinued operation for the six months ended March 31, 2025, and 2026:

	Six months Ended March 31, 2025
	Battery cells, packs and solar cells segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,518,183	$636,356	$410,828	$6,565,367
Segment loss before tax and share of loss of equity method investments	(88,207)	(95,106)	(729,628)	(912,941)
Segment gross profit margin	4.5%	41.7%	38.9%	10.2%

	Six months Ended March 31, 2026
	Battery cells, packs and solar cells segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,258,770	$647,498	$456,808	$6,363,076
Segment loss before tax and share of loss of equity method investments	(1,310,287)	(32,194)	(2,326,575)	(3,669,056)
Segment gross profit margin	1.9%	21.8%	31.3%	6.0%

Schedule of Reportable Segment’s Revenue and Income

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the six months ended March 31, 2025 and 2026:

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net revenues
Battery cells, packs and solar cells sales	$5,518,183	$5,258,770
Electronic control system sales	636,356	647,498
Others	410,828	456,808
Total net revenues	6,565,367	6,363,076

Cost of revenues
Battery cells, packs and solar cells sales	5,271,930	5,160,692
Electronic control system sales	370,868	506,658
Others	251,101	313,970
Total cost of revenues	5,893,899	5,981,320

Gross profit
Battery cells, packs and solar cells sales	246,253	98,078
Electronic control system sales	265,488	140,840
Others	159,727	142,838
Total Gross profit	671,468	381,756

Reconciliation of profit or loss:
Selling and marketing	(117,772)	(97,096)
General and administrative	(1,200,042)	(3,266,566)
Research and development	(389,572)	(114,186)
Total operating expenses	(1,707,386)	(3,477,848)

Loss from operations	(1,035,918)	(3,096,092)

Other income (expense), net	122,977	(572,964)
Loss from continuing operations before income tax and share of loss of equity method investments	$(912,941)	$(3,669,056)
Loss from discontinued operations before income tax and share of loss of equity method investments	(165,626)	-
Loss before income tax and share of loss of equity method investments	$(1,078,567)	$(3,669,056)